Investment Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,200,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,200,000
Amortized cost, held-to-maturity debt securities	2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,200,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,200,000
Estimated fair value, held-to-maturity debt securities	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	674,000
Due after ten years, available-for-sale debt securities amortized cost	216,288,000
Residential mortgage-backed securities, amortized cost	5,186,652,000
Equity securities, amortized cost	19,575,000
Amortized cost, Available for sale securities	5,423,189,000	5,082,095,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	765,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	237,910,000
Residential mortgage-backed securities, Estimated Fair Value	5,265,204,000
Equity securities, Estimated Fair Value	21,136,000
Estimated fair value, Available for sale securities	5,525,015,000	5,213,915,000
Amortized cost of available for sale investment securities pledged	2,323,648,000
Fair value of available for sale investment securities pledged	2,393,435,000
Proceeds from sales and calls of available for sale securities	1,382,231,000	1,102,849,000	1,149,021,000
Proceeds from sales of mortgage-backed securities	1,338,723,000	1,095,815,000	1,133,610,000
Gross gains realized on sales	38,447,000	17,318,000	33,223,000
Gross losses realized on sales	1,000	33,000	14,000
Impairment charges on available for sale securities	1,039,000	977,000	8,416,000
Impairment charges on available-for-sale investment securities, after tax	$ 675,000	$ 635,000	$ 5,470,000